Financial risk management - Movements in level 3 instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financial risk management
Opening balance	¥ 1,517,619
Closing balance	975,326	$ 141,409	¥ 1,517,619
Level 3 | Wealth management products
Financial risk management
Opening balance	144,361		130,002	¥ 122,224
Additions	1,180,045		1,650,355	1,628,558
Gain/(loss) recognized in other income and gains - net	(12,363)		(5,867)	4,652
Redemption	(1,169,346)		(1,628,463)	(1,625,106)
Exchange differences	8,812		(1,666)	(326)
Closing balance	151,509		144,361	130,002
Level 3 | Other investments
Financial risk management
Opening balance	49,780		19,609
Additions			28,895	19,000
Fair value change recognized in profit or loss	(1,640)		1,668	609
Exchange differences	2,356		(392)
Closing balance	¥ 50,496		¥ 49,780	¥ 19,609